Commitments and Contingent Liabilities - Schedule of Off-Balance Sheet Contractual Obligations (Details) $ in Thousands	Mar. 31, 2026 CAD ($)
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	$ 653,718
Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	17,649
Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	513,916
Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	122,153
Remaining 2026 [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	535,589
Remaining 2026 [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	902
Remaining 2026 [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	507,654
Remaining 2026 [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	27,033
2027 [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	22,832
2027 [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	1,203
2027 [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	6,262
2027 [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	15,367
2028 [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	18,352
2028 [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	1,203
2028 [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations
2028 [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	17,149
2029 [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	15,279
2029 [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	1,203
2029 [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations
2029 [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	14,076
2030 [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	13,849
2030 [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	1,203
2030 [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations
2030 [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	12,646
Thereafter [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	47,817
Thereafter [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	11,935
Thereafter [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations
Thereafter [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	$ 35,882